UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Central Fund

December 31, 2004

1.811315.100

CFM-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
Due Date	Annualized Yield at Time of Purchase		Principal Amount	Value
Citigroup, Inc.
12/1/05	3.02%		$ 5,000,000	$ 5,165,250
Deutsche Telekom International Finance BV
6/15/05	2.81		275,000	281,683
6/15/05	2.82		320,000	327,767
6/15/05	2.84		130,000	133,141
6/15/05	2.85		65,000	66,568
6/15/05	2.86		20,000	20,481
6/15/05	2.87		60,000	61,443
6/15/05	2.88		55,000	56,318
6/15/05	2.91		30,000	30,715
FleetBoston Financial Corp.
9/15/05	2.88		4,250,000	4,378,168
Household Finance Corp.
2/15/05	2.05		5,000,000	5,037,364
Wells Fargo & Co.
8/24/05	2.86		940,000	966,098
TOTAL CORPORATE BONDS				16,524,996
Certificates of Deposit - 25.5%
Domestic Certificates Of Deposit - 2.1%
Washington Mutual Bank, California
1/27/05	1.90	7,000,000		7,000,050
5/5/05	2.46	10,000,000		10,000,000
				17,000,050
London Branch, Eurodollar, Foreign Banks - 5.5%
Barclays Bank PLC
2/28/05	1.93	10,000,000		10,000,000
Dresdner Bank AG
2/1/05	2.02	5,000,000		5,000,000
ING Bank NV
1/4/05	1.98	10,000,000		10,000,000
Societe Generale
3/7/05	2.00	10,000,000		10,000,000
3/11/05	2.15	5,000,000		4,998,540
4/21/05	2.55	5,000,000		5,000,000
				44,998,540
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
New York Branch, Yankee Dollar, Foreign Banks - 17.9%
Bank of Tokyo-Mitsubishi Ltd.
1/31/05	2.41%	$ 10,000,000		$ 10,000,000
BNP Paribas SA
1/24/05	2.33 (c)	5,000,000		4,998,814
2/14/05	1.95	10,000,000		10,000,000
Canadian Imperial Bank of Commerce
1/18/05	2.45 (c)	9,000,000		9,000,000
1/28/05	2.36 (c)	10,000,000		9,999,377
Credit Agricole Indosuez
1/24/05	2.34 (c)	10,000,000		9,996,995
Deutsche Bank AG
3/3/05	2.38 (c)	5,000,000		5,000,000
HBOS Treasury Services PLC
3/4/05	2.39 (c)	10,000,000		10,000,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (c)	5,000,000		4,999,408
5/17/05	2.60	2,850,000		2,843,087
Landesbank Hessen-Thuringen
1/5/05	1.95 (c)	10,000,000		9,997,671
Royal Bank of Canada
3/15/05	2.41 (c)	10,000,000		9,997,178
Societe Generale
1/10/05	2.28 (c)	5,000,000		4,999,726
1/18/05	2.34 (c)	5,000,000		4,999,172
Societe Generale NA
5/9/05	2.53	10,000,000		9,960,841
UBS AG
1/4/05	1.93 (c)	15,000,000		14,996,175
Unicredito Italiano Spa
1/27/05	2.04 (c)	10,000,000		9,998,287
2/14/05	2.21 (c)	5,000,000		4,998,985
				146,785,716
TOTAL CERTIFICATES OF DEPOSIT 208,784,306
Commercial Paper - 22.6%

Bank of America Corp.
3/16/05	2.06	10,000,000		9,958,067
4/5/05	2.16	10,000,000		9,944,122
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/20/05	2.09%	$ 10,000,000		$ 9,989,022
1/26/05	2.09	5,000,000		4,992,778
Comcast Corp.
1/3/05	2.59	1,000,000		999,856
1/18/05	2.67	2,000,000		1,997,488
DaimlerChrysler NA Holding Corp.
1/18/05	2.51	2,000,000		1,997,639
1/24/05	2.56	1,000,000		998,364
1/25/05	2.57	3,000,000		2,994,860
Dominion Resources, Inc.
1/12/05	2.44	400,000		399,702
Emerald (MBNA Credit Card Master Note Trust)
1/26/05	2.26	5,000,000		4,992,188
Falcon Asset Securitization Corp.
1/10/05	1.89	3,000,000		2,998,590
Ford Motor Credit Co.
1/13/05	2.51	5,000,000		4,995,833
General Electric Capital Corp.
3/11/05	1.92	10,000,000		9,963,583
Govco, Inc.
1/28/05	2.16	3,455,000		3,449,429
Grampian Funding Ltd.
2/2/05	2.04	10,000,000		9,981,956
4/8/05	2.45	5,000,000		4,967,263
4/19/05	2.20	5,000,000		4,967,300
6/20/05	2.72	5,000,000		4,936,722
John Deere Capital Corp.
1/14/05	2.43	1,000,000		999,123
Jupiter Securitization Corp.
6/20/05	2.70	6,000,000		5,924,633
K2 (USA) LLC
3/14/05	2.03	15,000,000		14,939,700
Kellogg Co.
1/10/05	2.42	300,000		299,819
Liberty Street Funding Corp.
2/15/05	2.31	7,700,000		7,677,863
Motown Notes Program
1/18/05	2.22	13,000,000		12,986,433
2/1/05	2.15	2,000,000		1,996,314
2/1/05	2.16	5,000,000		4,990,743
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Nordea North America, Inc.
5/23/05	2.53%	$ 10,000,000		$ 9,901,389
Paradigm Funding LLC
1/7/05	2.30 (c)	5,000,000		4,999,925
2/24/05	1.94	10,000,000		9,971,200
Park Granada LLC
2/8/05	2.25	5,000,000		4,988,178
Sheffield Receivables Corp.
1/25/05	2.37 (c)	5,000,000		4,999,966
Westpac Capital Corp.
3/2/05	2.31	5,000,000		4,980,917
TOTAL COMMERCIAL PAPER			185,180,965
Federal Agencies - 9.4%

Fannie Mae - 5.7%
Agency Coupons - 5.7%
2/14/05	1.93 (a)	2,100,000		2,099,043
2/15/05	1.40	10,000,000		10,000,000
3/29/05	1.40	15,000,000		15,000,000
5/4/05	1.54	5,000,000		5,000,000
5/13/05	1.59	10,000,000		10,000,000
6/3/05	1.84	5,000,000		5,000,000
				47,099,043
Federal Home Loan Bank - 3.7%
Agency Coupons - 3.7%
2/25/05	1.40	15,000,000		15,000,000
4/27/05	1.74	5,000,000		4,993,134
4/29/05	1.35	5,000,000		5,000,000
5/16/05	1.65	5,000,000		5,000,000
				29,993,134
TOTAL FEDERAL AGENCIES			77,092,177
Master Notes - 3.7%

General Motors Acceptance Corp. Mortgage Credit
1/3/05	2.88 (e)	5,000,000		4,999,202
1/3/05	2.92 (e)	3,000,000		2,999,515
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Goldman Sachs Group, Inc.
1/10/05	2.06% (c)(e)	$ 5,000,000		$ 5,000,000
2/14/05	2.13 (e)	5,000,000		5,000,000
2/28/05	2.43 (c)(e)	7,000,000		7,000,000
4/12/05	2.12 (e)	5,000,000		5,000,000
TOTAL MASTER NOTES			29,998,717
Medium-Term Notes - 19.7%

American Express Credit Corp.
1/25/05	2.54 (c)	5,000,000		5,001,284
American International Group, Inc.
12/1/05	3.05	1,000,000		998,215
ASIF Global Financing XXX
1/24/05	2.41 (b)(c)	5,000,000		5,000,000
Bank of New York Co., Inc.
1/27/05	2.44 (b)(c)	5,000,000		5,000,000
Bank One NA, Chicago
1/27/05	2.13 (c)	5,000,000		4,999,922
Bayerische Landesbank Girozentrale
2/19/05	2.30 (c)	5,000,000		5,000,000
Citigroup, Inc.
2/7/05	2.28 (c)	15,000,000		15,001,870
Countrywide Home Loans, Inc.
1/18/05	2.14 (c)	15,000,000		14,998,251
GE Capital Assurance Co.
1/3/05	2.40 (c)(e)	5,000,000		5,000,000
General Electric Capital Corp.
1/7/05	2.33 (c)	13,000,000		13,000,000
1/10/05	2.46 (c)	5,000,000		5,000,000
1/17/05	2.51 (c)	8,000,000		8,002,093
HBOS Treasury Services PLC
3/24/05	2.55 (c)	5,000,000		5,000,000
Household Finance Corp.
3/17/05	2.80 (c)	2,500,000		2,503,501
Morgan Stanley
1/3/05	2.37 (c)	1,000,000		1,000,000
1/18/05	2.40 (c)	3,000,000		3,000,000
1/18/05	2.52 (c)	5,000,000		5,004,623
1/27/05	2.43 (c)	5,000,000		5,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
National City Bank
3/1/05	2.32% (c)	$ 5,000,000		$ 4,999,379
RACERS
1/24/05	2.41 (b)(c)	10,000,000		10,000,000
SBC Communications, Inc.
6/5/05	2.39 (b)	5,000,000		5,035,497
SLM Corp.
3/15/05	2.67 (c)	2,400,000		2,402,104
USA Education, Inc.
1/25/05	2.38 (c)	5,500,000		5,501,201
Verizon Global Funding Corp.
3/15/05	2.60 (c)	15,000,000		15,000,081
Wells Fargo & Co.
1/18/05	2.37 (c)	10,000,000		10,000,000
TOTAL MEDIUM-TERM NOTES			161,448,021
Short-Term Notes - 0.6%

New York Life Insurance Co.
1/3/05	2.14 (c)(e)	5,000,000		5,000,000
Municipal Securities - 3.7%
Catholic Univ. of America 2.66% (Liquidity Facility Wachovia Bank NA), VRDN (c)		10,000,000		10,000,000
Hayes Green Beach Memorial Hosp. Corp. 2.52%, LOC Fifth Third Bank, Cincinnati, VRDN (c)		3,950,000		3,950,000
Savannah College Art & Design, Inc. Series 2004 BD, 2.42%, LOC Bank of America NA, VRDN (c)		11,880,000		11,880,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 2.4% tender 1/5/05, CP mode		4,400,000		4,400,000
TOTAL MUNICIPAL SECURITIES			30,230,000
Repurchase Agreements - 13.3%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/04 due 1/3/05 At 2.32%)	$ 662,128	$ 662,000
With:
Citigroup Global Markets, Inc. At 2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $30,232,882, 2.79% - 6.5%, 6/15/05 - 11/25/30)	30,006,031	30,000,000
Goldman Sachs & Co. At 2.43%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $17,421,708, 3.99%, 1/1/35) (c)(d)	17,100,980	17,000,000
J.P. Morgan Securities, Inc. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Corporate Obligations with principal amounts of $10,538,000, 6.05% - 7.38%, 3/25/09 - 2/15/24)	10,033,056	10,000,000
Merrill Lynch, Pierce, Fenner & Smith At 2.46%, dated 11/8/04 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $12,940,000, 0% - 7.63%, 9/1/08 - 2/28/21) (c)(d)	10,058,083	10,000,000
Morgan Stanley & Co. At:
2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $53,623,422, 0% - 8.74%, 3/18/08 - 7/25/34)	10,033,056	10,000,000
2.39%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $9,837,651, 6.61%, 1/15/30)	10,001,992	10,000,000
Wachovia Securities, Inc. At 2.38%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $21,812,233, 3.21% - 5.75%, 10/20/27 - 9/25/34)	21,004,165	21,000,000
TOTAL REPURCHASE AGREEMENTS		108,662,000
TOTAL INVESTMENT PORTFOLIO - 100.5%		822,921,182
NET OTHER ASSETS - (0.5)%		(4,339,603)
NET ASSETS - 100%		$ 818,581,579
Total Cost for Federal Income Tax Purposes		$ 822,921,182
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,035,497 or 3.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,998,717 or 4.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 2.4%, 1/3/05	7/30/04	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit: 2.88%, 1/3/05	12/1/04	$ 4,999,202
2.92%, 1/3/05	12/1/04	$ 2,999,515
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 5,000,000
2.12%, 4/12/05	9/14/04	$ 5,000,000
2.13%, 2/14/05	9/30/04	$ 5,000,000
2.43%, 2/28/05	8/26/04	$ 7,000,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02	$ 5,000,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

December 31, 2004

1.811350.100

USC-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (d)	$ 5,665,000	$ 5,683,559
2.96% 5/24/06 (d)	4,700,000	4,723,091
3.21% 8/8/06 (d)	11,000,000	11,121,022
		21,527,672
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,138,135
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,498,472
Cox Communications, Inc. 3.04% 12/14/07 (b)(d)	12,140,000	12,160,723
Liberty Media Corp. 3.99% 9/17/06 (d)	17,000,000	17,208,420
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,641,218
		60,646,968
TOTAL CONSUMER DISCRETIONARY		82,174,640
ENERGY - 0.2%
Oil & Gas - 0.2%
Pemex Project Funding Master Trust 3.54% 1/7/05 (b)(d)	10,000,000	10,000,000
FINANCIALS - 0.7%
Capital Markets - 0.2%
State Street Capital Trust II 2.79% 2/15/08 (d)	10,000,000	10,044,790
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.3288% 10/20/05 (d)	5,000,000	5,018,430
Household Finance Corp. 8% 5/9/05	11,000,000	11,198,440
		16,216,870
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,999,696
Duke Realty LP 6.875% 3/15/05	6,500,000	6,550,596
Regency Centers LP 7.125% 7/15/05	700,000	714,832
		11,265,124
TOTAL FINANCIALS		37,526,784
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,925,035
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/05	$ 16,638,000	$ 17,025,732
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,879,804
GTE Corp. 6.36% 4/15/06	9,000,000	9,336,204
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,114,996
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,633,155
		61,914,926
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,753,765
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,247,814
		14,001,579
TOTAL TELECOMMUNICATION SERVICES		75,916,505
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,586,959
TOTAL NONCONVERTIBLE BONDS (Cost $214,703,958)		215,204,888
U.S. Government Agency Obligations - 8.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,719,830
1.8% 5/27/05	60,000,000	59,831,220
6.25% 3/22/12	34,005,000	34,266,362
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,519,398
1.35% 4/29/05	90,000,000	89,674,380
Freddie Mac 0% 4/19/05 (c)	5,000,000	4,964,080
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,258,138)		477,975,270
Asset-Backed Securities - 35.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.7175% 7/25/34 (d)	10,283,338	10,283,516
Series 2004-3 Class 2A4, 2.7675% 10/25/34 (d)	10,915,000	10,903,462
Asset-Backed Securities - continued
	Principal Amount	Value
Accredited Mortgage Loan Trust: - continued
Series 2004-4:
Class A2D, 2.7675% 1/25/35 (d)	$ 4,306,404	$ 4,306,404
Class M2, 3.4675% 1/25/35 (d)	1,425,000	1,425,000
Class M3, 3.6675% 1/25/35 (d)	550,000	550,000
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.7575% 6/25/32 (d)	1,262,255	1,262,819
Class M1, 3.0675% 6/25/32 (d)	2,110,000	2,120,554
Series 2002-HE2 Class M1, 3.2675% 8/25/32 (d)	21,525,000	21,657,080
Series 2003-FM1 Class M2, 4.2675% 11/25/32 (d)	3,015,000	3,070,888
Series 2003-HS1:
Class M1, 3.1675% 6/25/33 (d)	800,000	804,225
Class M2, 4.1675% 6/25/33 (d)	856,000	870,234
Series 2003-NC1 Class M1, 3.1975% 7/25/33 (d)	1,600,000	1,614,934
Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (d)	2,193,000	2,193,371
Class M2, 3.5175% 2/25/34 (d)	2,475,000	2,475,878
Series 2004-OP1:
Class M1, 2.9375% 4/25/34 (d)	4,420,000	4,424,851
Class M2, 3.4675% 4/25/34 (d)	6,240,000	6,251,968
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.7125% 2/15/08 (d)	10,000,000	10,012,430
Series 2002-6 Class B, 2.8525% 3/15/10 (d)	5,000,000	5,035,934
Series 2004-1 Class B, 2.6525% 9/15/11 (d)	5,775,000	5,793,332
Series 2004-C Class C, 2.9025% 2/15/12 (b)(d)	20,000,000	20,029,300
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 2.5413% 9/12/07 (d)	988,963	989,296
Series 2002-A Class A3, 2.5313% 10/12/06 (d)	414,542	414,560
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,133,368
Series 2003-AM:
Class A3B, 2.7013% 6/6/07 (d)	4,750,000	4,755,169
Class A4B, 2.8013% 11/6/09 (d)	12,400,000	12,473,370
Series 2003-BX Class A4B, 2.7113% 1/6/10 (d)	3,265,000	3,282,712
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,455,804
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.1175% 8/25/32 (d)	4,736,846	4,755,313
Series 2002-AR1 Class M2, 3.7175% 9/25/32 (d)	1,698,000	1,702,439
Series 2003-1:
Class A2, 2.8275% 2/25/33 (d)	2,024,842	2,028,840
Class M1, 3.3175% 2/25/33 (d)	3,330,000	3,377,141
Series 2003-3:
Class M1, 3.2175% 3/25/33 (d)	1,590,000	1,599,441
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Class S, 5% 9/25/05 (e)	$ 8,914,894	$ 177,585
Series 2003-6:
Class AV3, 2.7375% 8/25/33 (d)	3,004,742	3,007,161
Class M2, 4.2675% 5/25/33 (d)	2,750,000	2,795,863
Series 2003-AR1 Class M1, 3.5675% 1/25/33 (d)	7,000,000	7,058,076
Series 2004-R2:
Class M1, 2.8475% 4/25/34 (d)	1,230,000	1,230,021
Class M2, 2.8975% 4/25/34 (d)	950,000	950,016
Class M3, 2.9675% 4/25/34 (d)	3,500,000	3,500,058
Class M4, 3.4675% 4/25/34 (d)	4,500,000	4,500,071
Series 2004-R9 Class A3, 2.7375% 10/25/34 (d)	9,340,000	9,334,874
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.7475% 6/25/32 (d)	3,675,950	3,674,996
Series 2002-BC6 Class M1, 3.1675% 8/25/32 (d)	24,900,000	25,072,796
Series 2002-BC7:
Class M1, 3.2175% 10/25/32 (d)	10,000,000	10,050,022
Class M2, 3.3175% 10/25/32 (d)	5,575,000	5,611,835
Series 2003-BC1 Class M2, 3.5175% 1/25/32 (d)	2,480,000	2,490,246
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.4806% 5/25/10 (b)(d)	775,743	771,864
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.2175% 9/25/33 (d)	20,000,000	20,598,858
Series 2003-W7 Class A2, 2.8075% 3/1/34 (d)	7,340,192	7,356,241
Series 2004-W5 Class M1, 3.0175% 4/25/34 (d)	3,960,000	3,965,264
Series 2004-W7:
Class M1, 2.9675% 5/25/34 (d)	4,085,000	4,085,067
Class M2, 3.0175% 5/25/34 (d)	3,320,000	3,320,054
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.5325% 8/15/32 (d)	978,000	981,666
Series 2003-HE2:
Class A2, 2.7825% 4/15/33 (d)	4,870,354	4,876,443
Class M1, 3.3025% 4/15/33 (d)	9,000,000	9,076,215
Series 2003-HE3:
Class M1, 3.2325% 6/15/33 (d)	2,185,000	2,203,657
Class M2, 4.4025% 6/15/33 (d)	10,000,000	10,243,440
Series 2003-HE4 Class M2, 4.4025% 8/15/33 (d)	5,695,000	5,808,860
Series 2003-HE5 Class A2A, 2.7625% 8/15/33 (d)	5,395,880	5,402,066
Series 2003-HE6 Class M1, 3.0675% 11/25/33 (d)	3,475,000	3,496,746
Series 2004-HE3:
Class M1, 2.9575% 6/25/34 (d)	1,450,000	1,450,567
Class M2, 3.5375% 6/25/34 (d)	3,350,000	3,351,234
Series 2004-HE6 Class A2, 2.7775% 6/25/34 (d)	24,281,227	24,281,657
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.7825% 12/15/09 (d)	$ 20,655,000	$ 20,752,667
Series 2002-B2 Class B2, 2.7425% 5/15/08 (d)	15,000,000	15,019,157
Series 2002-B3 Class B, 2.7625% 8/15/08 (d)	14,500,000	14,531,907
Series 2002-C1 Class C1, 3.3625% 12/15/09 (d)	7,980,000	8,085,766
Series 2002-C2 Class C2, 3.3925% 5/15/08 (d)	35,785,000	35,954,972
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.8375% 5/28/44 (d)	11,206,036	11,213,040
Bayview Financial Asset Trust Series 2000-F Class A, 2.9175% 9/28/43 (d)	12,210,759	12,230,316
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.8675% 2/28/44 (d)	7,499,936	7,512,241
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,811,550	4,797,582
Series 2003-1 Class B, 2.8725% 6/15/10 (b)(d)	9,066,933	9,101,057
Series 2003-2 Class B, 2.6825% 1/15/09 (d)	4,195,498	4,203,440
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.6825% 1/15/10 (d)	9,630,000	9,669,704
Series 2004-B Class A4, 2.5125% 8/15/11 (d)	16,300,000	16,299,990
Capital One Master Trust:
Series 1999-3 Class B, 2.8825% 9/15/09 (d)	5,000,000	5,006,112
Series 2001-1 Class B, 2.9125% 12/15/10 (d)	19,500,000	19,653,943
Series 2001-8A Class B, 2.9525% 8/17/09 (d)	9,585,000	9,652,987
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,032,658
Series 2002-4A Class B, 2.9025% 3/15/10 (d)	6,000,000	6,033,478
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.0825% 7/15/08 (d)	17,705,000	17,752,701
Series 2003-B1 Class B1, 3.5725% 2/17/09 (d)	15,470,000	15,657,198
Capital Trust Ltd. Series 2004-1:
Class A2, 2.86% 7/20/39 (b)(d)	2,968,000	2,968,000
Class B, 3.16% 7/20/39 (b)(d)	1,550,000	1,550,000
Class C, 3.51% 7/20/39 (b)(d)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.4475% 1/25/32 (d)	3,290,488	3,312,949
Series 2002-HE2 Class M1, 3.1175% 1/25/33 (d)	9,999,980	10,051,050
Series 2002-HE3:
Class M1, 3.5175% 3/25/33 (d)	21,499,948	21,959,671
Class M2, 4.6675% 3/25/33 (d)	9,968,976	10,151,623
Series 2003-HE1:
Class M1, 3.3175% 8/25/33 (d)	1,989,998	2,001,562
Class M2, 4.3675% 8/25/33 (d)	4,369,996	4,444,840
Series 2003-HE2 Class A, 2.7675% 10/25/33 (d)	5,864,354	5,865,871
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE3:
Class M1, 3.1175% 11/25/33 (d)	$ 2,254,989	$ 2,275,632
Class M2, 4.1675% 11/25/33 (d)	1,719,992	1,753,912
Series 2004-HE2 Class M2, 3.6175% 7/26/34 (d)	2,345,000	2,345,035
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.8825% 3/16/09 (d)	1,305,000	1,313,067
Series 2002-2 Class C, 3.3025% 7/16/07 (d)	13,818,000	13,842,064
Series 2002-4 Class B, 2.7125% 10/15/07 (d)	12,000,000	12,005,837
Series 2002-6 Class B, 2.7525% 1/15/08 (d)	11,850,000	11,866,988
Series 2004-1 Class B, 2.6025% 5/15/09 (d)	4,105,000	4,104,998
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (d)	17,500,000	17,539,463
Series 2001-B2 Class B2, 2.93% 12/10/08 (d)	11,945,000	12,012,500
Series 2002-B1 Class B1, 2.8788% 6/25/09 (d)	9,010,000	9,043,719
Series 2002-C1 Class C1, 3.2% 2/9/09 (d)	17,500,000	17,733,548
Series 2003-B1 Class B1, 2.74% 3/7/08 (d)	25,000,000	25,043,005
Series 2003-C1 Class C1, 3.14% 4/7/10 (d)	17,785,000	18,211,863
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.8275% 12/25/33 (b)(d)	9,696,294	9,696,997
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.3175% 6/25/31 (d)	1,816,045	1,817,944
Series 2002-6 Class AV1, 2.8475% 5/25/33 (d)	3,213,010	3,218,833
Series 2003-BC1 Class M2, 4.4175% 9/25/32 (d)	11,065,000	11,336,000
Series 2003-SD3 Class A1, 2.8375% 12/25/32 (b)(d)	1,689,734	1,693,142
Series 2004-2 Class M1, 2.9175% 5/25/34 (d)	5,200,000	5,200,087
Series 2004-3:
Class 3A4, 2.6675% 8/25/34 (d)	672,000	668,209
Class M1, 2.9175% 6/25/34 (d)	1,475,000	1,476,516
Series 2004-4:
Class A, 2.7875% 8/25/34 (d)	4,231,409	4,229,958
Class M1, 2.8975% 7/25/34 (d)	3,650,000	3,657,708
Class M2, 2.9475% 6/25/34 (d)	4,395,000	4,405,497
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.8075% 4/25/34 (d)	4,207,568	4,213,415
Series 2004-FRE1:
Class A2, 2.7675% 4/25/34 (d)	5,853,271	5,853,376
Class M3, 3.0675% 4/25/34 (d)	5,885,000	5,885,097
Discover Card Master Trust I:
Series 2000-1 Class B, 2.7725% 8/16/07 (d)	6,300,000	6,303,229
Series 2000-2 Class B, 2.7725% 9/18/07 (d)	10,000,000	10,005,520
Series 2002-1 Class B, 2.8025% 7/15/07 (d)	30,637,000	30,644,429
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I: - continued
Series 2003-4 Class B1, 2.7325% 5/16/11 (d)	$ 8,155,000	$ 8,198,469
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (e)	22,512,883	355,283
Series 2004-T5 Class AB3, 2.8089% 5/28/35 (d)	11,609,829	11,620,713
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.0975% 11/25/33 (d)	1,300,000	1,312,520
Class M2, 4.1675% 11/25/33 (d)	700,000	717,993
Series 2004-1 Class M2, 3.5175% 1/25/35 (d)	3,700,000	3,726,460
Series 2004-2 Class M2, 3.5675% 7/25/34 (d)	9,890,000	9,890,156
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.9675% 3/25/34 (d)	400,000	400,007
Class M4, 3.3175% 3/25/34 (d)	300,000	300,005
Class M6, 3.6675% 3/25/34 (d)	400,000	400,412
First USA Credit Card Master Trust Series 2001-4 Class B, 2.77% 1/12/09 (d)	15,000,000	15,054,533
First USA Secured Note Trust Series 2001-3 Class C, 3.46% 11/19/08 (b)(d)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.7425% 10/15/07 (d)	10,000,000	10,005,520
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.8325% 10/15/07 (d)	19,600,000	19,702,441
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.6375% 2/25/34 (d)	5,040,963	5,041,055
Class M1, 2.8675% 2/25/34 (d)	750,000	750,013
Class M2, 2.9175% 2/25/34 (d)	800,000	800,013
Series 2004-C Class 2A2, 2.9675% 8/25/34 (d)	10,000,000	10,026,237
GE Business Loan Trust Series 2003-1 Class A, 2.8325% 4/15/31 (b)(d)	6,232,222	6,268,992
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.6325% 8/15/08 (d)	1,520,000	1,521,711
Class C, 3.335% 8/15/08 (d)	5,580,000	5,608,609
Series 6 Class B, 2.5925% 2/17/09 (d)	1,030,000	1,030,647
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.66% 11/20/32 (d)	3,017,000	3,095,765
Series 2003-FM1 Class M1, 3.23% 3/20/33 (d)	15,000,000	15,167,384
Series 2004-FF3 Class M2, 3.5575% 5/25/34 (d)	4,650,000	4,650,136
Series 2004-FM1:
Class M1, 3.0675% 11/25/33 (d)	2,865,000	2,865,047
Class M2, 3.8175% 11/25/33 (d)	1,975,000	1,997,539
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.7375% 7/25/32 (d)	$ 1,825,468	$ 1,834,405
Class M1, 3.0575% 7/25/32 (d)	8,861,000	8,948,165
Series 2004-FM2:
Class M1, 2.9175% 1/25/34 (d)	3,500,000	3,500,058
Class M2, 3.5175% 1/25/34 (d)	1,500,000	1,500,024
Class M3, 3.7175% 1/25/34 (d)	1,500,000	1,500,023
Series 2004-HE1:
Class M1, 2.9675% 5/25/34 (d)	4,045,000	4,045,067
Class M2, 3.5675% 5/25/34 (d)	1,750,000	1,736,454
Class M3, 3.8175% 5/25/34 (d)	1,250,000	1,240,451
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.2175% 6/25/32 (d)	10,000,000	10,029,450
Series 2002-3 Class A5, 2.8575% 2/25/33 (d)	3,254,246	3,256,677
Series 2002-4:
Class A3, 2.8975% 3/25/33 (d)	5,090,788	5,102,118
Class M2, 4.4675% 3/25/33 (d)	1,850,000	1,877,470
Series 2002-5:
Class A3, 2.9375% 5/25/33 (d)	7,037,043	7,066,882
Class M1, 3.6175% 5/25/33 (d)	13,800,000	14,085,152
Series 2003-1:
Class A2, 2.8875% 6/25/33 (d)	10,574,732	10,603,038
Class M1, 3.4175% 6/25/33 (d)	5,700,000	5,739,874
Series 2003-2:
Class A2, 2.7975% 8/25/33 (d)	685,438	686,247
Class M1, 3.2975% 8/25/33 (d)	2,245,000	2,273,365
Series 2003-3:
Class A2, 2.7775% 8/25/33 (d)	4,076,503	4,078,532
Class M1, 3.2775% 8/25/33 (d)	8,185,000	8,286,577
Series 2003-4:
Class M1, 3.2175% 10/25/33 (d)	3,415,000	3,448,227
Class M2, 4.3175% 10/25/33 (d)	4,040,000	4,104,939
Series 2003-5:
Class A2, 2.7675% 12/25/33 (d)	10,682,436	10,687,685
Class M1, 3.1175% 12/25/33 (d)	3,175,000	3,200,664
Class M2, 4.1475% 12/25/33 (d)	1,345,000	1,376,707
Series 2003-7 Class A2, 2.7975% 3/25/34 (d)	5,289,519	5,294,712
Series 2004-2 Class A2, 2.7075% 7/25/34 (d)	10,634,930	10,635,266
Series 2004-3:
Class M1, 2.9875% 8/25/34 (d)	2,015,000	2,015,033
Class M2, 3.6175% 8/25/34 (d)	2,200,000	2,200,034
Class M3, 3.8675% 8/25/34 (d)	950,000	950,014
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-4 Class A2, 2.7375% 10/25/34 (d)	$ 12,256,411	$ 12,270,672
Series 2004-6 Class A2, 2.7675% 12/25/34 (d)	13,004,962	13,005,194
Series 2004-7 Class A3, 2.8075% 1/25/35 (d)	3,819,959	3,824,785
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.6925% 8/15/08 (d)	10,000,000	10,016,081
Household Credit Card Master Trust I Series 2002-1 Class B, 3.0525% 7/15/08 (d)	22,589,000	22,675,353
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.71% 4/20/32 (d)	3,414,440	3,415,271
Series 2002-3 Class A, 2.86% 7/20/32 (d)	2,912,361	2,912,970
Series 2003-1 Class M, 3.04% 10/20/32 (d)	1,151,611	1,153,962
Series 2003-2:
Class A, 2.74% 9/20/33 (d)	4,318,917	4,322,674
Class M, 2.99% 9/20/33 (d)	2,030,969	2,037,202
Series 2004-1 Class M, 2.93% 9/20/33 (d)	3,981,041	3,981,055
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.06% 2/20/33 (d)	2,718,752	2,731,664
Series 2004-HC1:
Class A, 2.76% 2/20/34 (d)	8,121,791	8,118,034
Class M, 2.91% 2/20/34 (d)	4,910,464	4,911,623
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 2.9525% 1/18/11 (d)	8,850,000	8,867,206
Series 2002-2:
Class A, 2.5725% 1/18/11 (d)	9,000,000	9,017,579
Class B, 2.9525% 1/18/11 (d)	14,275,000	14,373,967
Series 2002-3 Class B, 3.6525% 9/15/09 (d)	4,150,000	4,180,836
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.6425% 12/17/07 (d)	5,844,104	5,846,359
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (d)	17,947,151	18,013,526
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (e)	20,761,500	327,643
Series 2003-1 Class A2, 2.8175% 3/25/33 (d)	1,226,485	1,227,989
Series 2003-2:
Class AV, 2.7375% 6/25/33 (d)	1,178,762	1,180,037
Class M1, 3.2375% 6/25/33 (d)	19,500,000	19,614,434
Series 2003-3 Class M1, 3.1675% 7/25/33 (d)	7,770,000	7,827,846
Series 2004-2:
Class M1, 2.9475% 6/25/34 (d)	4,275,000	4,271,602
Class M2, 3.4975% 6/25/34 (d)	2,800,000	2,814,512
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.1475% 4/25/33 (d)	$ 3,500,000	$ 3,526,017
Class M2, 4.2675% 4/25/33 (d)	1,500,000	1,530,771
Series 2004-FRE1 Class M1, 2.9675% 7/25/34 (d)	5,223,000	5,229,393
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.2025% 3/17/08 (b)(d)	7,250,000	7,280,450
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.7775% 10/15/08 (d)	30,000,000	30,067,446
Series 2001-B2 Class B2, 2.7625% 1/15/09 (d)	30,353,000	30,460,431
Series 2002-B2 Class B2, 2.7825% 10/15/09 (d)	20,000,000	20,097,754
Series 2002-B3 Class B3, 2.8025% 1/15/08 (d)	15,000,000	15,018,747
Series 2002-B4 Class B4, 2.9025% 3/15/10 (d)	14,800,000	14,929,009
Series 2003-B2 Class B2, 2.7925% 10/15/10 (d)	1,530,000	1,540,002
Series 2003-B3 Class B3, 2.7775% 1/18/11 (d)	1,130,000	1,134,940
Series 2003-B5 Class B5, 2.7725% 2/15/11 (d)	705,000	710,556
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.93% 9/15/10 (d)	7,800,000	7,844,079
Series 1998-G Class B, 2.8025% 2/17/09 (d)	20,000,000	20,054,068
Series 2000-C Class B, 2.7775% 7/15/07 (d)	15,000,000	15,002,013
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (d)	2,125,000	2,125,035
Class M2, 2.9675% 7/25/34 (d)	375,000	375,006
Class M3, 3.3675% 7/25/34 (d)	775,000	775,012
Class M4, 3.5175% 7/25/34 (d)	525,000	525,008
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.0175% 11/25/09 (b)(d)	548,299	548,299
Series 2003-HE1 Class M1, 3.1175% 7/25/34 (d)	2,321,000	2,334,707
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.5175% 11/25/32 (d)	2,370,000	2,443,178
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (d)	6,185,000	6,271,448
Series 2003-NC5 Class M2, 4.4175% 4/25/33 (d)	2,800,000	2,851,723
Series 2003-NC6 Class M2, 4.3675% 6/27/33 (d)	12,835,000	13,149,947
Series 2003-NC7:
Class M1, 3.1175% 6/25/33 (d)	1,785,000	1,793,121
Class M2, 4.2675% 6/25/33 (d)	1,000,000	1,017,046
Series 2003-NC8 Class M1, 3.1175% 9/25/33 (d)	2,350,000	2,365,021
Series 2004-HE6 Class A2, 2.7575% 8/25/34 (d)	10,904,242	10,907,154
Series 2004-NC6 Class A2, 2.7575% 7/25/34 (d)	5,223,421	5,217,437
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.2675% 2/25/32 (d)	1,234,993	1,246,241
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Class M2, 3.8175% 2/25/32 (d)	$ 10,149,500	$ 10,237,545
Series 2001-NC3 Class M2, 3.9175% 10/25/31 (d)	4,230,000	4,259,489
Series 2001-NC4:
Class M1, 3.4175% 1/25/32 (d)	3,827,881	3,875,745
Class M2, 4.0675% 1/25/32 (d)	1,645,000	1,668,514
Series 2002-AM3 Class A3, 2.9075% 2/25/33 (d)	3,257,119	3,265,003
Series 2002-HE1 Class M1, 3.0175% 7/25/32 (d)	2,700,000	2,717,850
Series 2002-HE2:
Class M1, 3.1175% 8/25/32 (d)	9,925,000	9,983,387
Class M2, 3.6675% 8/25/32 (d)	1,550,000	1,558,990
Series 2002-NC3 Class A3, 2.7575% 8/25/32 (d)	1,932,785	1,933,550
Series 2002-NC5 Class M3, 4.2175% 10/25/32 (d)	920,000	938,850
Series 2002-OP1 Class M1, 3.1675% 9/25/32 (d)	1,545,000	1,557,623
Series 2003-NC1:
Class M1, 3.4675% 11/25/32 (d)	2,555,000	2,582,161
Class M2, 4.4675% 11/25/32 (d)	1,880,000	1,903,409
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.8475% 1/25/33 (d)	1,900,720	1,903,500
Class M2, 4.4175% 1/25/33 (d)	4,600,000	4,681,260
Series 2003-6 Class M1, 3.1375% 1/25/34 (d)	5,180,000	5,211,052
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.5425% 6/15/09 (d)	20,000,000	20,018,122
Series 2004-A Class A4A, 2.4725% 6/15/10 (d)	10,570,000	10,570,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.8675% 6/25/34 (d)	1,450,000	1,451,319
Class M4, 3.3925% 6/25/34 (d)	2,435,000	2,429,512
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.0475% 9/25/34 (d)	2,940,000	2,940,936
Class M2, 3.0975% 9/25/34 (d)	1,755,000	1,755,684
Class M3, 3.6675% 9/25/34 (d)	3,355,000	3,356,238
Class M4, 3.8675% 9/25/34 (d)	4,700,000	4,702,475
Series 2004-WCW2 Class A2, 2.7975% 10/25/34 (d)	12,265,729	12,278,517
Providian Gateway Master Trust Series 2002-B Class A, 3.1025% 6/15/09 (b)(d)	15,000,000	15,099,078
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.6675% 10/25/34 (d)	5,500,000	5,529,626
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.8175% 4/25/33 (d)	1,869,318	1,872,072
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-2 Class MV1, 2.9975% 8/25/35 (d)	$ 4,495,000	$ 4,507,488
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 2.8275% 2/15/10 (d)	10,000,000	9,975,487
Series 2002-1 Class B, 2.7725% 2/18/09 (d)	10,000,000	9,995,706
Series 2002-4:
Class A, 2.5325% 8/18/09 (d)	27,000,000	27,020,266
Class B, 2.8275% 8/18/09 (d)	33,300,000	33,350,982
Series 2002-5 Class B, 3.6525% 11/17/09 (d)	30,000,000	30,057,501
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 2.9375% 2/25/34 (d)	2,910,000	2,906,352
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (d)	1,465,255	1,465,282
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.8525% 3/15/11 (b)(d)	10,835,000	10,862,088
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.8475% 9/25/34 (d)	5,057,700	5,069,240
Series 2003-6HE Class A1, 2.8875% 11/25/33 (d)	2,913,789	2,921,576
Series 2003-8HE Class A, 2.8875% 12/25/34 (d)	3,811,278	3,813,638
Series 2004-1HE Class A1, 2.9275% 2/25/35 (b)(d)	3,971,156	3,983,566
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	3,898,605	3,897,512
TOTAL ASSET-BACKED SECURITIES (Cost $1,956,226,348)		1,965,526,939
Collateralized Mortgage Obligations - 15.6%

Private Sponsor - 10.1%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.8175% 2/25/35 (d)	12,428,340	12,461,700
Series 2004-4 Class 5A2, 2.8175% 3/25/35 (d)	5,005,780	5,005,780
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.8175% 5/25/33 (d)	8,179,422	8,181,262
Countrywide Home Loans, Inc. floater Series 2004-16 Class A1, 2.8175% 9/25/34 (d)	13,235,353	13,222,677
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.8175% 3/25/34 (d)	8,868,150	8,862,147
Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (d)	3,755,061	3,760,603
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2004-AR4 Class 5A2, 2.7875% 5/25/34 (d)	$ 3,311,863	$ 3,310,100
Series 2004-AR5 Class 11A2, 2.7875% 6/25/34 (d)	4,879,319	4,868,914
Series 2004-AR6 Class 9A2, 2.7875% 10/25/34 (d)	5,998,287	6,001,714
Series 2004-AR7 Class 6A2, 2.7975% 8/25/34 (d)	8,861,852	8,870,773
Series 2004-AR8 Class 8A2, 2.7975% 9/25/34 (d)	7,174,134	7,185,552
Series 2001-AR7 Class 3A2, 6.2608% 2/25/41 (d)	300,223	303,406
Series 2003-TFLA Class F, 2.7133% 4/15/13 (b)(d)	3,750,000	3,766,928
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (d)	6,345,000	6,345,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (d)	1,415,000	1,415,663
Class 1C, 3.41% 3/20/44 (d)	4,075,000	4,092,828
Class 1M, 2.92% 3/20/44 (d)	1,875,000	1,878,516
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (d)	6,500,000	6,498,096
Class 1B, 2.68% 6/20/44 (d)	1,230,000	1,229,904
Class 1C, 3.21% 6/20/44 (d)	4,475,000	4,483,041
Class 1M, 2.79% 6/20/44 (d)	2,285,000	2,284,107
Series 2004-3:
Class 1B, 2.67% 9/20/44 (d)	2,100,000	2,100,420
Class 1C, 3.1% 9/20/44 (d)	5,415,000	5,422,040
Class 1M, 2.78% 9/20/44 (d)	1,200,000	1,200,000
Holmes Financing No. 7 PLC floater Series 2 Class M, 2.4% 7/15/40 (d)	2,560,000	2,583,787
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.2% 7/15/40 (d)	2,050,000	2,049,359
Class C, 2.69% 7/15/40 (d)	22,640,000	22,647,075
Series 2:
Class A, 2.15% 4/15/11 (d)	25,000,000	24,980,470
Class B, 2.24% 7/15/40 (d)	2,695,000	2,697,528
Class C, 2.79% 7/15/40 (d)	10,280,000	10,321,768
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.8675% 10/25/34 (d)	5,396,343	5,396,334
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.78% 5/25/35 (d)	$ 10,296,000	$ 10,296,000
Series 2004-6 Class 1A2, 2.8075% 10/25/34 (d)	4,523,610	4,519,122
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.8075% 3/25/28 (d)	10,715,017	10,740,798
Series 2003-B Class A1, 2.7575% 4/25/28 (d)	10,225,479	10,247,876
Series 2003-D Class A, 2.7275% 8/25/28 (d)	9,724,385	9,703,185
Series 2003-E Class A2, 2.28% 10/25/28 (d)	13,983,166	13,950,476
Series 2003-F Class A2, 2.46% 10/25/28 (d)	16,401,423	16,326,850
Series 2004-A Class A2, 2.37% 4/25/29 (d)	14,939,940	14,858,192
Series 2004-B Class A2, 3.04% 6/25/29 (d)	12,197,207	12,173,843
Series 2004-C Class A2, 2.1506% 7/25/29 (d)	17,052,191	17,025,982
Series 2004-D Class A2, 2.34% 9/25/29 (d)	12,812,467	12,795,996
Series 2004-E Class A2D, 2.64% 11/25/29 (d)	2,447,247	2,443,614
Series 2004-G Class A2, 2.99% 11/25/29 (d)	4,850,000	4,850,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.8575% 10/25/32 (d)	1,900,568	1,903,991
Class M1, 3.2675% 10/25/32 (d)	5,000,000	5,050,822
MortgageIT Trust floater Series 2004-2:
Class A1, 2.7875% 12/25/34 (d)	5,535,601	5,535,601
Class A2, 2.8675% 12/25/34 (d)	7,488,757	7,492,560
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (d)	1,745,000	1,754,710
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (d)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (d)	15,400,000	15,397,986
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (d)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (d)	4,215,000	4,236,075
Series 3 Class C, 3.28% 6/10/42 (d)	8,890,000	8,962,231
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (d)	4,000,000	4,000,000
Class 2C, 2.91% 6/10/42 (d)	5,350,000	5,350,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,426,252	6,625,302
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.17% 3/10/35 (b)(d)	5,550,943	5,651,465
Class B5, 4.72% 3/10/35 (b)(d)	5,744,705	5,861,904
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 2.9175% 11/25/34 (d)	$ 5,226,920	$ 5,245,169
Series 2003-RP2 Class A1, 2.8669% 6/25/33 (b)(d)	5,408,209	5,425,954
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (d)	15,284,216	15,248,114
Series 2003-7 Class A2, 2.885% 1/20/34 (d)	13,765,992	13,757,808
Series 2004-1 Class A, 2.1913% 2/20/34 (d)	8,419,227	8,396,307
Series 2004-3 Class A, 2.33% 5/20/34 (d)	14,673,896	14,558,874
Series 2004-4 Class A, 2.4613% 5/20/34 (d)	11,997,360	11,935,796
Series 2004-5 Class A3, 1.8625% 6/20/34 (d)	12,554,190	12,548,306
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (d)	11,061,145	11,060,281
Class A3B, 3.16% 7/20/34 (d)	1,382,643	1,376,162
Series 2004-7:
Class A3A, 2.285% 8/20/34 (d)	10,166,002	10,143,227
Class A3B, 2.51% 7/20/34 (d)	1,829,319	1,839,625
Series 2004-8 Class A2, 2.35% 9/20/34 (d)	12,490,876	12,474,458
Series 2004-10 Class A4, 2.58% 11/20/34 (d)	13,827,689	13,797,509
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.8175% 9/25/33 (b)(d)	3,950,199	3,948,597
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.7875% 9/25/34 (d)	10,367,514	10,385,496
TOTAL PRIVATE SPONSOR		569,058,837
U.S. Government Agency - 5.5%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.91% 11/18/30 (d)	1,493,586	1,504,364
Series 2000-40 Class FA, 2.68% 7/25/30 (d)	3,293,203	3,307,990
Series 2002-89 Class F, 2.48% 1/25/33 (d)	4,814,631	4,821,262
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	10,905,126	10,918,153
target amortization class Series G94-2 Class D, 6.45% 1/25/24	6,117,257	6,322,725
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.81% 8/18/31 (d)	3,001,039	3,010,267
Series 2001-44 Class FB, 2.48% 9/25/31 (d)	2,832,044	2,840,302
Series 2001-46 Class F, 2.81% 9/18/31 (d)	8,156,288	8,201,260
Series 2002-11 Class QF, 2.68% 3/25/32 (d)	5,827,107	5,873,549
Series 2002-36 Class FT, 2.68% 6/25/32 (d)	1,847,368	1,862,963
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2002-64 Class FE, 2.76% 10/18/32 (d)	$ 2,932,220	$ 2,942,249
Series 2002-65 Class FA, 2.48% 10/25/17 (d)	3,629,686	3,637,599
Series 2002-74 Class FV, 2.63% 11/25/32 (d)	10,345,049	10,417,077
Series 2003-11:
Class DF, 2.63% 2/25/33 (d)	4,644,384	4,674,481
Class EF, 2.63% 2/25/33 (d)	4,582,743	4,606,829
Series 2003-63 Class F1, 2.48% 11/25/27 (d)	7,399,494	7,400,460
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,471,218	2,481,462
Series 2001-56 Class KD, 6.5% 7/25/30	1,112,141	1,115,596
Series 2001-62 Class PG, 6.5% 10/25/30	9,366,866	9,476,322
Series 2001-70 Class PD, 6% 3/25/29	4,040,811	4,046,485
Series 2001-76 Class UB, 5.5% 10/25/13	3,699,671	3,724,378
Series 2002-16 Class QD, 5.5% 6/25/14	716,853	724,094
Series 2002-28 Class PJ, 6.5% 3/25/31	9,419,472	9,483,137
Series 2002-8 Class PD, 6.5% 7/25/30	7,811,914	7,901,989
Series 2003-17 Class PQ, 4.5% 3/25/16	9,228,259	9,241,972
sequential pay Series 2001-15 Class VA, 6% 6/25/10	65,554	65,434
Series 2004-33 Class ZK, 4.5% 4/25/34	3,126,892	3,110,443
Series 2004-37 Class ZB, 4.5% 5/25/34	7,732,856	7,693,592
Freddie Mac:
floater Series 2510 Class FE, 2.8025% 10/15/32 (d)	7,111,682	7,150,140
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	5,032,927	5,060,081
Series 2353 Class PC, 6.5% 9/15/15	2,844,496	2,870,988
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.6025% 7/15/31 (d)	6,079,025	6,083,385
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.7525% 7/15/17 (d)	5,750,149	5,778,871
Series 2526 Class FC, 2.8025% 11/15/32 (d)	5,063,789	5,087,958
Series 2538 Class FB, 2.8025% 12/15/32 (d)	8,012,474	8,040,449
Series 2551 Class FH, 2.8525% 1/15/33 (d)	4,501,632	4,520,244
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	18,448,154	18,641,882
Series 2368 Class PQ, 6.5% 8/15/30	796,191	797,212
Series 2394 Class ND, 6% 6/15/27	5,507,528	5,563,806
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2395 Class PE, 6% 2/15/30	$ 10,807,944	$ 10,956,156
Series 2398 Class DK, 6.5% 1/15/31	925,281	932,350
Series 2410 Class ML, 6.5% 12/15/30	5,208,267	5,271,775
Series 2420 Class BE, 6.5% 12/15/30	7,344,737	7,421,226
Series 2435 Class GD, 6.5% 2/15/30	1,978,973	1,984,671
Series 2443 Class TD, 6.5% 10/15/30	6,995,870	7,085,116
Series 2461 Class PG, 6.5% 1/15/31	6,235,868	6,332,843
Series 2466 Class EC, 6% 10/15/27	3,110,453	3,120,547
Series 2483 Class DC, 5.5% 7/15/14	9,407,491	9,471,906
Series 2490 Class PM, 6% 7/15/28	3,776,432	3,792,441
Series 2556 Class PM, 5.5% 2/15/16	5,361,800	5,384,860
Series 2557 Class MA, 4.5% 7/15/16	1,978,505	1,983,569
Series 2776 Class UJ, 4.5% 5/15/20 (e)	8,443,036	542,047
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,855,537	1,867,343
Series 2445 Class BD, 6.5% 6/15/30	117,663	117,533
Series 2480 Class QW, 5.75% 2/15/30	3,510,894	3,527,375
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.7569% 5/16/23 (d)	3,579,551	3,594,865
Series 2001-50 Class FV, 2.6069% 9/16/27 (d)	11,118,442	11,083,899
Series 2001-62 Class KF, 2.8069% 9/16/29 (d)	417,001	417,056
Series 2002-24 Class FX, 2.9569% 4/16/32 (d)	3,453,420	3,483,906
Series 2002-31 Class FW, 2.8069% 6/16/31 (d)	4,660,281	4,682,672
Series 2002-5 Class KF, 2.8069% 8/16/26 (d)	1,157,147	1,158,167
TOTAL U.S. GOVERNMENT AGENCY		305,213,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $876,149,637)		874,272,610
Commercial Mortgage Securities - 7.6%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(d)	5,025,000	5,146,637
Class D, 7.7913% 8/3/10 (b)(d)	6,695,000	6,859,783
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.66% 9/8/14 (b)(d)	6,448,060	6,449,927
Series 2003-BBA2 Class A3, 2.7225% 11/15/15 (b)(d)	5,038,226	5,047,414
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 2.9975% 8/25/33 (b)(d)	$ 7,816,578	$ 7,878,255
Series 2003-2:
Class A, 2.9975% 12/25/33 (b)(d)	15,389,288	15,492,686
Class M1, 3.2675% 12/25/33 (b)(d)	2,504,359	2,535,859
Series 2004-1:
Class A, 2.7775% 4/25/34 (b)(d)	7,159,460	7,137,646
Class B, 4.3175% 4/25/34 (b)(d)	743,840	742,591
Class M1, 2.9775% 4/25/34 (b)(d)	650,860	649,665
Class M2, 3.6175% 4/25/34 (b)(d)	557,880	557,640
Series 2004-2:
Class A, 2.8475% 8/25/34 (b)(d)	6,814,621	6,821,010
Class M1, 2.9975% 8/25/34 (b)(d)	2,197,328	2,196,126
Series 2004-3:
Class A1, 2.7675% 1/25/35 (b)(d)	6,838,260	6,838,260
Class A2, 2.8175% 1/25/35 (b)(d)	957,356	957,356
Class M1, 2.8975% 1/25/35 (b)(d)	1,148,029	1,148,029
Class M2, 3.3975% 1/25/35 (b)(d)	748,715	748,715
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.6775% 4/14/15 (b)(d)	7,084,461	7,085,569
Class JFCM, 3.9975% 4/14/15 (b)(d)	1,344,296	1,345,976
Class JMM, 3.8975% 4/14/15 (b)(d)	1,384,053	1,381,172
Class JSCM, 4.0975% 4/14/15 (b)(d)	1,123,081	1,123,527
Class KFCM, 4.2475% 4/14/15 (b)(d)	1,436,661	1,438,008
Class KMM, 4.1475% 4/14/15 (b)(d)	1,253,767	1,253,003
Class KSCM, 4.3975% 4/14/15 (b)(d)	1,203,639	1,204,140
Class LFCM, 4.6475% 4/14/15 (b)(d)	1,601,905	1,603,407
Class LSCM, 4.7975% 4/14/15 (b)(d)	1,803,447	1,804,233
Class MFCM, 4.9475% 4/14/15 (b)(d)	2,218,251	2,220,331
Class MSCM, 5.0975% 4/14/15 (b)(d)	1,767,389	1,768,158
Series 2003-WEST Class A, 2.9063% 1/3/15 (b)(d)	13,171,087	13,223,518
Series 2004-BBA3 Class E, 3.1025% 6/15/17 (b)(d)	10,415,000	10,418,993
Series 2004-ESA Class A2, 2.7375% 5/14/16 (b)(d)	6,565,000	6,583,290
Series 2004-HS2A:
Class E, 3.2975% 1/14/16 (b)(d)	1,725,000	1,732,356
Class F, 3.4475% 1/14/16 (b)(d)	1,125,000	1,129,793
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.7825% 2/15/12 (b)(d)	24,300,000	24,363,644
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.84% 12/12/13 (b)(d)	896,672	893,201
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A: - continued
Class C, 3.19% 12/12/13 (b)(d)	$ 1,793,345	$ 1,770,850
COMM floater:
Series 2000-FL3A Class C, 3.1625% 11/15/12 (b)(d)	489,694	489,562
Series 2001-FL5A:
Class D, 3.6525% 11/15/13 (b)(d)	5,588,023	5,588,023
Class E, 3.9025% 11/15/13 (b)(d)	5,000,000	5,003,640
Series 2002-FL6:
Class B, 2.7325% 6/14/14 (b)(d)	5,000,000	5,000,293
Class F, 3.8525% 6/14/14 (b)(d)	11,163,000	11,175,410
Class G, 4.3025% 6/14/14 (b)(d)	5,000,000	5,003,885
Class K4M, 4.4025% 6/14/14 (b)(d)	700,000	700,372
Class L4M, 4.7025% 6/14/14 (b)(d)	1,400,000	1,400,861
Class M4M, 5.1525% 6/14/14 (b)(d)	2,400,000	2,400,000
Series 2002-FL7 Class A2, 2.7525% 11/15/14 (b)(d)	1,730,181	1,731,802
Series 2003-FL9 Class B, 2.9025% 11/15/15 (b)(d)	16,719,436	16,769,345
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.7025% 9/15/14 (b)(d)	3,570,000	3,576,034
Class G, 3.3825% 9/15/14 (b)(d)	1,345,000	1,347,258
Class H, 3.4825% 9/15/14 (b)(d)	1,430,000	1,432,399
Class J, 4.0025% 9/15/14 (b)(d)	490,000	490,818
Class K, 4.4025% 9/15/14 (b)(d)	770,000	771,280
Class L, 4.6025% 9/15/14 (b)(d)	625,000	624,998
Series 2004-HTL1:
Class B, 2.8525% 7/15/16 (b)(d)	581,000	581,861
Class D, 2.9525% 7/15/16 (b)(d)	1,320,000	1,320,651
Class E, 3.1525% 7/15/16 (b)(d)	945,000	945,853
Class F, 3.2025% 7/15/16 (b)(d)	1,000,000	1,001,324
Class H, 3.7025% 7/15/16 (b)(d)	2,900,000	2,904,776
Class J, 3.8525% 7/15/16 (b)(d)	1,115,000	1,116,833
Class K, 4.7525% 7/15/16 (b)(d)	1,255,000	1,254,996
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.1525% 12/15/11 (b)(d)	3,720,000	3,692,945
Series 2002-TFLA Class C, 2.97% 11/18/12 (b)(d)	3,675,000	3,690,130
Series 2003-TF2A Class A2, 2.7225% 11/15/14 (b)(d)	9,500,000	9,514,136
Series 2004-FL1 Class B, 2.8525% 5/15/14 (b)(d)	11,230,000	11,242,657
Series 2004-HC1:
Class A2, 2.86% 12/15/21 (b)(d)	1,475,000	1,475,035
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2004-HC1:
Class B, 3.11% 12/15/21 (b)(d)	$ 3,835,000	$ 3,835,092
Series 2004-TFL1:
Class A2, 2.5925% 2/15/14 (b)(d)	7,005,000	7,011,019
Class E, 2.9525% 2/15/14 (b)(d)	2,800,000	2,808,175
Class F, 3.0025% 2/15/14 (b)(d)	2,325,000	2,332,832
Class G, 3.2525% 2/15/14 (b)(d)	1,875,000	1,881,220
Class H, 3.5025% 2/15/14 (b)(d)	1,400,000	1,407,520
Class J, 3.8025% 2/15/14 (b)(d)	750,000	754,736
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	771,344	792,523
Series 2003-TFLA Class A2, 2.7725% 4/15/13 (b)(d)	7,205,000	7,208,767
Series 2003-TFLA Class G, 2.7133% 4/15/13 (b)(d)	2,095,000	2,036,683
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.24% 2/11/11 (b)(d)	500,000	499,295
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.5813% 7/5/18 (b)(d)	2,349,987	2,349,987
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.7975% 5/28/20 (b)(d)	5,299,072	5,301,152
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.5505% 4/10/15 (b)(d)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.64% 7/11/15 (b)(d)	1,339,001	1,340,835
Class H, 5.39% 7/11/15 (b)(d)	13,609,607	13,673,402
Series 2003-LLFA:
Class A2, 2.7875% 12/16/14 (b)(d)	11,700,000	11,740,525
Class B, 2.9975% 12/16/14 (b)(d)	4,615,000	4,634,806
Class C, 3.0975% 12/16/14 (b)(d)	4,982,000	5,006,193
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.8813% 10/7/13 (b)(d)	6,155,156	6,155,944
Class D, 3.8513% 10/7/13 (b)(d)	1,384,363	1,388,491
Class F, 4.2713% 10/7/13 (b)(d)	7,400,996	7,232,114
Class G1, 5.0813% 10/7/13 (b)(d)	6,000,000	5,999,981
Series 2002-XLF Class F, 4.4813% 8/5/14 (b)(d)	7,908,748	7,908,729
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 3.2025% 2/15/13 (b)(d)	10,495,000	10,483,379
Class D, 3.2025% 2/15/13 (b)(d)	4,000,000	3,997,837
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. floater: - continued
Series 2003-CDCA:
Class HBST, 4.0025% 2/15/15 (b)(d)	$ 1,920,000	$ 1,922,400
Class HEXB, 4.3025% 2/15/15 (b)(d)	770,000	770,963
Class JBST, 4.2025% 2/15/15 (b)(d)	1,440,000	1,441,800
Class JEXB, 4.5025% 2/15/15 (b)(d)	1,300,000	1,301,625
Class KBST, 4.5525% 2/15/15 (b)(d)	815,000	816,019
Class KEXB, 4.9025% 2/15/15 (b)(d)	960,000	961,200
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.7425% 5/15/09 (b)(d)	18,000,000	18,016,938
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.8975% 3/24/18 (b)(d)	8,284,105	8,284,105
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.5825% 3/15/14 (b)(d)	3,510,000	3,515,482
Class E, 2.9025% 3/15/14 (b)(d)	2,190,000	2,198,317
Class F, 2.9525% 3/15/14 (b)(d)	1,755,000	1,762,007
Class G, 2.88% 3/15/14 (b)(d)	875,000	878,731
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $428,451,542)		429,599,108
Cash Equivalents - 29.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05)	$ 7,026,333	7,025,000
With:
Banc of America Securities LLC at 2.36%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $244,054,813, 2.82%- 6.55%, 8/25/34 - 8/25/38)	220,043,267	220,000,000
Citigroup Global Markets, Inc. at 2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $179,133,859, 0%- 2.54%, 1/14/05 - 4/11/05)	175,034,599	175,000,000
Credit Suisse First Boston, Inc. at 2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $170,785,000, 4.8%- 6.35%, 2/15/09 - 1/15/15)	175,034,563	175,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 2.38%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $213,657,081, 2.78%- 5%, 1/25/20 - 9/25/34)	$ 200,039,667	$ 200,000,000
Goldman Sachs & Co. at 2.41%, dated 12/3/04 due 1/6/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $244,975,404, 0.35%- 6%, 11/25/34 - 10/25/43) (d)(f)	215,489,364	215,002,623
J.P. Morgan Securities, Inc. at 2.36%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $225,886,000, 0%, 2/2/05 - 4/15/05)	220,043,267	220,000,000
Lehman Brothers, Inc. at 2.39%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $441,204,856, 0.18%- 10.55%, 3/20/07 - 10/15/36)	220,043,817	220,000,000
Morgan Stanley & Co. at 2.39%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $252,584,245, 1.52%- 6.96%, 7/15/06 - 8/25/44)	220,043,817	220,000,000
TOTAL CASH EQUIVALENTS (Cost $1,652,025,000)		1,652,027,623
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,606,814,623)		5,614,606,438
NET OTHER ASSETS - 0.1%		3,366,409
NET ASSETS - 100%		$ 5,617,972,847
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,404,563	$ (192,799)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,957,575	(158,362)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,385,900	(89,941)
18 Eurodollar 90 Day Index Contracts	March 2006	17,834,625	(24,740)
4 Eurodollar 90 Day Index Contracts	June 2006	3,962,250	(9,116)
TOTAL EURODOLLAR CONTRACTS		$ 411,544,913	$ (474,958)

Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 149,190
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.967% with Lehman Brothers, Inc.	Jan. 2005	10,000,000	(3,133)
		$ 20,000,000	$ 146,057
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $579,130,410 or 10.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,964,080.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) The maturity amount is based on the rate at period end.
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,606,213,375. Net unrealized appreciation aggregated $8,393,063, of which $14,081,437 related to appreciated investment securities and $5,688,374 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005